TECHNICAL RESERVES FOR INSURANCE CLAIMS AND PREMIUMS (Details 2) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of insurance claim reserves and technical reserves [Line Items]
Ending balance	S/ 8,452,671	S/ 7,443,760
Life insurance contracts [member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Ending balance	7,062,380	6,226,648
General insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Ending balance	1,156,368	998,434
Health insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Ending balance	233,923	218,678
Technical claim reserve [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Beginning balance	6,262,908	5,848,192
Time course expenses and others	(117,965)	77,855
Unearned premium and other technical reserves variation, net	79,349	(24,244)
Insurance subscriptions	724,458	491,519
Exchange difference and others	137,251	(130,414)
Ending balance	7,086,001	6,262,908
Technical claim reserve [Member] | Life insurance contracts [member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Beginning balance	5,599,777	5,128,974
Time course expenses and others	(117,965)	77,855
Unearned premium and other technical reserves variation, net	1,901	127
Insurance subscriptions	724,458	491,519
Exchange difference and others	121,341	(98,698)
Ending balance	6,329,512	5,599,777
Technical claim reserve [Member] | General insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Beginning balance	513,826	574,435
Time course expenses and others	0	0
Unearned premium and other technical reserves variation, net	64,302	(28,992)
Insurance subscriptions	0	0
Exchange difference and others	15,810	(31,617)
Ending balance	593,938	513,826
Technical claim reserve [Member] | Health insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Beginning balance	149,305	144,783
Time course expenses and others	0	0
Unearned premium and other technical reserves variation, net	13,146	4,621
Insurance subscriptions	0	0
Exchange difference and others	100	(99)
Ending balance	S/ 162,551	S/ 149,305